ACQUISITIONS AND DISPOSALS (Schedule of Pro forma Results) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Tianjin Jiatai, SH Rongchi, Oriental, Heze MZJH, Wuxi MZJH And SH MZJH [Member]
Business Acquisition [Line Items]
Net revenues		¥ 193,251	$ 27,759	¥ 186,086
Net loss		(589,774)	$ (84,716)	¥ (376,130)
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member]
Business Acquisition [Line Items]
Net revenues	¥ 12,056	4,569
Net loss	¥ (63,159)	¥ (70,018)